Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

9.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions.  As a result of the Sempra-Sharyland Transaction, Sharyland became a related party as of May 16, 2019.

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We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH (as successor to EFH Corp.), we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  STH will file a combined Texas margin tax return that includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 to Financial Statements in our 2019 Form 10-K under “Provision in Lieu of Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheets consisted of the following:

	At March 31, 2020			At December 31, 2019
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$3	$1	$4	$(2)	$(1)	$(3)
Texas margin taxes payable	28	-	28	22	-	22
Net payable (receivable)	$31	$1	$32	$20	$(1)	$19

There were no cash payments made to (received from) members related to income taxes for the three months ended March 31, 2020 and 2019.

See Note 7 for information regarding distributions to and capital contributions from members.

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Sharyland provided wholesale transmission service to us in the amount of $3 million and we provided Sharyland with substation monitoring and switching services of less than $1 million in the three months ended March 31, 2020.

12.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions and related matters.

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We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH (as successor to EFH Corp.), we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  STH will file a combined Texas margin tax return which includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 under “Provision in Lieu of Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.  In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2019			At December 31, 2018
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$(2)	$(1)	$(3)	$4	$1	$5
Texas margin taxes payable	22	-	22	21	-	21
Net payable (receivable)	$20	$(1)	$19	$25	$1	$26

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2019			Year Ended December 31, 2018				Year Ended December 31, 2017
	STH	Texas Transm.	Total	STH	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes	$45	$11	$56	$59	$(19)	$10	$50	$(102)	$(12)	$(114)
Texas margin taxes	22	-	22	21	-	-	21	20	-	20
Total payments (receipts)	$67	$11	$78	$80	$(19)	$10	$71	$(82)	$(12)	$(94)

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As of March 8, 2018, approximately 16% of the equity in an existing vendor of the company was owned by a member of the Sponsor Group.  As a result of the Sempra Acquisition, the Sponsor Group ceased to be a related party as of March 9, 2018.  During 2018 and 2017, this vendor performed transmission and distribution system construction and maintenance services for us.  Cash payments were made for such services to this vendor and/or its subsidiaries totaling $35 million dollars for the year-to-date period ended March 8, 2018, of which approximately $33 million was capitalized and $2 million was recorded as an operation and maintenance expense.  Cash payments were made for such services to this vendor and/or its subsidiaries totaling $219 million for 2017, of which approximately $210 million was capitalized and $9 million recorded as an operation and maintenance expense.

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From the May 16, 2019 InfraREIT Acquisition date through December 31, 2019, we paid Sharyland $9 million pursuant to certain of their transmission and distribution tariffs applicable to us and we provided Sharyland with substation monitoring and switching service of $303,000.

•	For the year ended December 31, 2019, we paid Sempra $109,000 pursuant to an agreement for certain corporate support services, including tax work.

See Notes 1, 5, and 9 for information regarding the tax sharing agreement and distributions to members.